Long Term Loan (Details) ¥ in Thousands			1 Months Ended		12 Months Ended
	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)	Sep. 17, 2023 USD ($)	Sep. 17, 2023 CNY (¥)	May 27, 2023 USD ($)	May 27, 2023 CNY (¥)	May 26, 2023 USD ($)	May 26, 2023 CNY (¥)	Feb. 08, 2023 USD ($)	Feb. 08, 2023 CNY (¥)	Jan. 20, 2023 USD ($)	Jan. 20, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Oct. 11, 2022 USD ($)	Oct. 11, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Long Term Loan [Line Items]
Borrowed amount					$ 3,461,069																						$ 100,000
Long term loans					$ 274
Jiangsu Yuantong Municipal Projects Construction Co. Ltd. [Member]
Long Term Loan [Line Items]
Borrowed amount																									$ 1,200,000	¥ 8,000
Long term debt, description					The loan was from October 11, 2022 to October 10, 2024 and interest-free.
Increase in principal amount	$ 1,300,000	¥ 9,000
Maturity date	Jan. 17, 2025	Jan. 17, 2025
Changshu Tongjiang Machinery Co., Ltd [Member]
Long Term Loan [Line Items]
Borrowed amount																							$ 140,847	¥ 1,000
Long term debt, description					The loan was from January 1, 2023 to December 31, 2025 and interest-free.
Tu and Lei Creative Design (Beijing) Co., Ltd [Member]
Long Term Loan [Line Items]
Borrowed amount																							$ 14,000	¥ 100
Long term debt, description					The loan was from January 1, 2023 to December 31, 2025 and interest-free.
Zhang Miao [Member]
Long Term Loan [Line Items]
Borrowed amount																			$ 725,140	¥ 5,200
Long term debt, description					The loan was from February 8, 2023 to February 7, 2025 and interest-free.
Zhang Lei Studio [Member]
Long Term Loan [Line Items]
Borrowed amount											$ 14,085	¥ 100
Long term debt, description					The loan was from November 20, 2023 to November19, 2025 and interest-free.
Xinyi Xinshuo Concrete Co., Ltd [Member]
Long Term Loan [Line Items]
Borrowed amount													$ 70,424	¥ 500
Long term debt, description					The loan was from September 17, 2023 and September 16, 2025 and interest-free.
Xinyi Xinnan [Member]
Long Term Loan [Line Items]
Borrowed amount															$ 84,508	¥ 600
Long term debt, description					The loan was from May 27, 2025 to on May 26, 2025 and interest-free.
Bai Shu Tong [Member]
Long Term Loan [Line Items]
Borrowed amount									$ 281,694	¥ 2,000
Long term debt, description					The loan was from December 27, 2023 and December 26, 2025 and interest-free.
Hainan Boxinda Science Technology Partnership [Member]
Long Term Loan [Line Items]
Borrowed amount					$ 207,036			¥ 1,500
Long term debt, description					The loan was from January 30, 2023 to July 3, 2025 and interest-free.
Chen Guo [Member]
Long Term Loan [Line Items]
Borrowed amount																					$ 59,605	¥ 420
Long term debt, description					The loan is from January 20, 2023 to January 19, 2025
Annual interest rate																					1.00%	1.00%
Honghe County Yisa Hengtong Decoration Company [Member]
Long Term Loan [Line Items]
Borrowed amount																	$ 112,678	¥ 800
Long term debt, description					The loan is from May 26, 2023 to May 5, 2023
Annual interest rate																	1.00%	1.00%
Forecast [Member] | Tu and Lei Creative Design (Beijing) Co., Ltd [Member]
Long Term Loan [Line Items]
Repayment of loan amount			$ 7,465
Forecast [Member] | Zhang Miao [Member]
Long Term Loan [Line Items]
Repayment of loan amount				$ 25,352